Summary of Significant Accounting Policies - Estimated useful life of Property, Plant, and Equipment (Detail)	12 Months Ended
Dec. 31, 2017
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life	40 years
Minimum [Member] | Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life	5 years
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life	3 years
Minimum [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life	3 years
Maximum [Member] | Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life	14 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life	8 years
Maximum [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life	6 years